Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2013
Commitments and Contingent Liabilities

(18) Commitments and Contingent Liabilities

At March 31, 2013, Honda had commitments for purchases of property, plant and equipment and other commitments of approximately ¥105,285 million.

Honda has entered into various guarantee and indemnification agreements. At March 31, 2012 and 2013, Honda has guaranteed ¥28,165 million and ¥26,475 million of bank loans of employees for their housing costs, respectively. If an employee defaults on his/her loan payments, Honda is required to perform under the guarantee. The undiscounted maximum amount of Honda’s obligation to make future payments in the event of defaults is ¥28,165 million and ¥26,475 million, respectively, at March 31, 2012 and 2013. At March 31, 2013, no amount has been accrued for any estimated losses under the obligations, as it is probable that the employees will be able to make all scheduled payments.

Honda warrants its products for specific periods of time. Product warranties vary depending upon the nature of the product, the geographic location of its sale and other factors.

The changes in provisions for those product warranties for each of the years in the two-year period ended March 31, 2013 are as follows:

	Yen (millions)
	2012	2013
Balance at beginning of year	¥213,943	¥170,562
Warranty claims paid during the period	(82,547)	(64,942)
Liabilities accrued for warranties issued during the period	60,004	97,108
Changes in liabilities for pre-existing warranties during the period	(17,697)	(8,583)
Foreign currency translation	(3,141)	13,888

Balance at end of year	¥170,562	¥208,033

With respect to product liability, personal injury claims or lawsuits, Honda believes that any judgment that may be recovered by any plaintiff for general and special damages and court costs will be adequately covered by Honda’s insurance and accrued liabilities. Punitive damages are claimed in certain of these lawsuits. Honda is also subject to potential liability under other various lawsuits and claims. Honda recognizes an accrued liability for loss contingencies when it is probable that an obligation has been incurred and the amount of loss can be reasonably estimated. Honda reviews these pending lawsuits and claims periodically and adjusts the amounts recorded for these contingent liabilities, if necessary, by considering the nature of lawsuits and claims, the progress of the case and the opinions of legal counsel. After consultation with legal counsel, and taking into account all known factors pertaining to existing lawsuits and claims, Honda believes that the ultimate outcome of such lawsuits and pending claims should not result in liability to Honda that would be likely to have an adverse material effect on its consolidated financial position, results of operations or cash flows.